Changes in carrying values of financial instruments classified as Level 3 (Details) - Level 3 - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in carrying values of financial instruments classified as Level 3 [Line Items]
Recognized in profit (loss) for the year	₩ 248,516	₩ (448,098)
Trading assets
Changes in carrying values of financial instruments classified as Level 3 [Line Items]
Beginning balance	674,743	82,477
Recognized in profit (loss) for the year		41,127
Recognized in other comprehensive income (loss) for the year		0
Purchase		589,144
Issue		0
Settlement		(139,562)
Transfer in		101,557
Transfer out		0
Ending balance		674,743
Financial assets at fair value through profit or loss
Changes in carrying values of financial instruments classified as Level 3 [Line Items]
Beginning balance	5,831,369
Recognized in profit (loss) for the year	359,160
Recognized in other comprehensive income (loss) for the year	0
Purchase	2,143,853
Issue	0
Settlement	(1,212,202)
Transfer in	1,370
Transfer out	(985)
Ending balance	7,122,565	5,831,369
Financial assets designated at FVTPL(IAS39)
Changes in carrying values of financial instruments classified as Level 3 [Line Items]
Beginning balance	548,595	614,039
Recognized in profit (loss) for the year		(9,202)
Recognized in other comprehensive income (loss) for the year		0
Purchase		210,856
Issue		0
Settlement		(267,098)
Transfer in		0
Transfer out		0
Ending balance		548,595
Financial assets designated at fair value through profit or loss(IFRS9)
Changes in carrying values of financial instruments classified as Level 3 [Line Items]
Beginning balance	152,091
Recognized in profit (loss) for the year	3,390
Recognized in other comprehensive income (loss) for the year	0
Purchase	0
Issue	0
Settlement	(155,481)
Transfer in	0
Transfer out	0
Ending balance	0	152,091
Available-for-sale financial assets
Changes in carrying values of financial instruments classified as Level 3 [Line Items]
Beginning balance	4,296,436	3,883,441
Recognized in profit (loss) for the year		(200,701)
Recognized in other comprehensive income (loss) for the year		(3,149)
Purchase		1,150,904
Issue		0
Settlement		(565,146)
Transfer in		31,087
Transfer out		0
Ending balance		4,296,436
Securities at fair value through other comprehensive income
Changes in carrying values of financial instruments classified as Level 3 [Line Items]
Beginning balance	621,207
Recognized in profit (loss) for the year	4,692
Recognized in other comprehensive income (loss) for the year	29,388
Purchase	2,510
Issue	0
Settlement	(107,292)
Transfer in	0
Transfer out	0
Ending balance	550,505	621,207
Derivative assets and liabilities, net(IAS39)
Changes in carrying values of financial instruments classified as Level 3 [Line Items]
Beginning balance	(207,669)	(492,136)
Recognized in profit (loss) for the year		634,438
Recognized in other comprehensive income (loss) for the year		0
Purchase		29,333
Issue		4,541
Settlement		(383,873)
Transfer in		28
Transfer out		0
Ending balance		(207,669)
Derivative assets and liabilities, net
Changes in carrying values of financial instruments classified as Level 3 [Line Items]
Beginning balance	(250,662)
Recognized in profit (loss) for the year	(128,816)
Recognized in other comprehensive income (loss) for the year	0
Purchase	2,236
Issue	0
Settlement	(148,987)
Transfer in	6
Transfer out	0
Ending balance	(526,223)	(250,662)
Financial liabilities designated at FVTPL(IAS39)
Changes in carrying values of financial instruments classified as Level 3 [Line Items]
Beginning balance	(7,273,754)	(7,574,327)
Recognized in profit (loss) for the year		(913,760)
Recognized in other comprehensive income (loss) for the year		0
Purchase		0
Issue		(8,710,656)
Settlement		9,924,989
Transfer in		0
Transfer out		0
Ending balance		(7,273,754)
Financial liabilities designated at fair value through profit or loss (IFRS9)
Changes in carrying values of financial instruments classified as Level 3 [Line Items]
Beginning balance	(7,273,754)
Recognized in profit (loss) for the year	10,090
Recognized in other comprehensive income (loss) for the year	235
Purchase	0
Issue	(7,127,670)
Settlement	7,557,362
Ending balance	₩ (6,833,737)	₩ (7,273,754)